Earnings (Loss) per Share - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding	71,860,702	71,830,233	71,724,902	71,534,210
Diluted weighted average number of common shares outstanding	71,860,702	71,850,096	71,764,628	71,597,829
Basic net income (loss) per share	$ 1.27	$ (0.19)	$ 0.20	$ 113.54
Diluted net income (loss) per share	$ 1.27	$ (0.19)	$ 0.20	$ 113.44
Securities Purchase Agreement
Earnings Per Share Basic [Line Items]
Basic weighted average number of common shares outstanding	60,060,702	60,030,233	59,924,902	59,734,210
Diluted weighted average number of common shares outstanding	60,060,702	60,050,096	59,964,628	59,797,829
Basic net income (loss) per share	$ 1.51	$ (0.22)	$ 0.24	$ 135.97
Diluted net income (loss) per share	$ 1.51	$ (0.22)	$ 0.24	$ 135.83
Securities Purchase Agreement | Common Stock
Earnings Per Share Basic [Line Items]
Issuance of new shares	11,800,000